EQUITY (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated realized and unrealized gain on available-for-sale securities, net	$ 138	$ 173	$ 145
Accumulated foreign currency translation adjustments	(327)	(776)	(152)
Unrealized gain (loss) on derivative instruments, net	17	17	(12)
Total other comprehensive income	$ (172)	$ (586)	$ (19)